Earnings per share - Profit Attributable to Ordinary Shareholders (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 7,748	$ 3,288	$ 7,510
Dividend payable on preference shares classified as equity	(45)	(45)	(45)
Coupon payable on capital securities classified as equity	(530)	(559)	(466)
Profit attributable to ordinary shareholders of the parent company	$ 7,173	$ 2,684	$ 6,999